Derivatives and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2014
Derivatives and fair value measurements [Abstract]
Interest Rate Swap Information
	Interest Rate Index	Principal Amount	As of December 31, 2013 Fair Value/ Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$6,386	$470	12.25	2.35%

	Interest Rate Index	Principal Amount	As of December 31, 2014 Fair Value/ Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$5,178	$592	11.25	2.35%

Derivative Instruments Fair Value Balance Sheet Location and Effect and Location of Derivative Instruments Consolidated Statements of Income
		As of December 31,
Assets/(Liabilities)	Balance Sheet Location	2013	2014

Fuel pricing contracts	Derivative (liability)/ asset, current	$(839)	$18,941
Interest rate swaps	Derivative liability, non-current	(470)	(592)
Total, net		$(1,309)	$18,349

	Statements of Income	For the year ended December 31,
Income/ (loss)	Location	2012	2013	2014

Fuel pricing contracts	Cost of revenue - third-parties	$(10,596)	(2,693)	$50,472
Interest rate contracts	Interest and finance costs	(331)	20	(250)
Total		$(10,927)	(2,673)	$50,222

Fair value measurements
		Fair value measurements at December 31, 2013
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	$(470)	-	(470)	$-
Fuel pricing contracts	(839)	-	(839)	-

Total	$(1,309)	-	(1,309)	$-

		Fair value measurements at December 31, 2014
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate swap	$(592)	-	(592)	$-
Fuel pricing contracts	18,941	-	18,941	-

Total	$18,349	-	18,349	$-